SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, equipment and software, net (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Computer and electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	P3Y	3 years
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	P5Y	5 years
Office building
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	P20Y	20 years
License
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	P20Y	20 years
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful lives	P5Y	5 years